Loss per share	3 Months Ended
Jan. 31, 2022
Earnings per share [abstract]
Loss per share	per share
For comparability, the weighted average number of ordinary shares and the number of potential common shares have been scaled by the Business Combination exchange ratio of 1:39.91 for periods prior to the completion of the business combination on August 10, 2021.

	three months ended January 31,
	2022	2021
Net profit (loss)	$28,546,640	$(6,845,323)
Weighted average number of common shares	163,844,557	93,474,963
Effect of dilutive securities
Stock options	3,927,811	—
Restricted share units	929,982	—
Convertible debt	—	—
Warrants	2,182	—
Effect of dilutive securities	4,859,975	—
Dilutive number of shares	168,704,532	93,474,963

Basic earnings (loss) per share	$0.17	$(0.07)
Diluted earnings (loss) per share	$0.17	$(0.07)

Adjustments for diluted loss per share were not made for the three months ended January 31, 2021 as they would be anti-dilutive in nature. The following table represents instruments that could potentially dilute basic earnings per share in the future, but were not included in the calculation of diluted earnings per share because they are antidilutive for the periods presented:

	January 31,	January 31,
	2022	2021
Stock options	1,645,948	5,786,950
Convertible debt	7,627,816	—
	9,273,764	5,786,950